Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	$ 873
Balance as of end of period	869	$ 873
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	1,404	1,333
Additions in respect of business combinations	85
Additions	38	35
Disposals	(4)	(1)
Translation differences	(103)	37
Balance as of end of period	1,420	1,404
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(531)	(481)
Amortization for the year	46	42
Retirements	(4)
Translation differences	(22)	8
Balance as of end of period	(551)	(531)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	530
Balance as of end of period	543	530
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	549	526
Additions in respect of business combinations	85
Additions	0	0
Disposals	0	0
Translation differences	(73)	23
Balance as of end of period	561	549
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(19)	(19)
Amortization for the year	0	0
Retirements	0
Translation differences	(1)	0
Balance as of end of period	(18)	(19)
Concessions and mining rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	120
Balance as of end of period	114	120
Concessions and mining rights [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	211	210
Additions in respect of business combinations	0
Additions	5	1
Disposals	0	0
Translation differences	(4)	0
Balance as of end of period	212	211
Concessions and mining rights [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(91)	(85)
Amortization for the year	7	6
Retirements	0
Translation differences	0	0
Balance as of end of period	(98)	(91)
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	49
Balance as of end of period	45	49
Trademarks [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	86	84
Additions in respect of business combinations	0
Additions	0	0
Disposals	0	0
Translation differences	(4)	2
Balance as of end of period	82	86
Trademarks [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(37)	(34)
Amortization for the year	2	2
Retirements	0
Translation differences	(2)	1
Balance as of end of period	(37)	(37)
Technology / patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	53
Balance as of end of period	46	53
Technology / patents [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	119	108
Additions in respect of business combinations	0
Additions	0	8
Disposals	0	0
Translation differences	(5)	3
Balance as of end of period	114	119
Technology / patents [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(66)	(60)
Amortization for the year	5	5
Retirements	0
Translation differences	(3)	1
Balance as of end of period	(68)	(66)
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	40
Balance as of end of period	24	40
Customer relationships [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	200	194
Additions in respect of business combinations	0
Additions	0	0
Disposals	0	0
Translation differences	(14)	6
Balance as of end of period	186	200
Customer relationships [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(160)	(144)
Amortization for the year	12	12
Retirements	0
Translation differences	(10)	4
Balance as of end of period	(162)	(160)
Computer application [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	71
Balance as of end of period	85	71
Computer application [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	166	142
Additions in respect of business combinations	0
Additions	31	24
Disposals	(1)	(1)
Translation differences	(2)	1
Balance as of end of period	194	166
Computer application [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(95)	(82)
Amortization for the year	17	12
Retirements	(1)
Translation differences	(2)	1
Balance as of end of period	(109)	(95)
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	10
Balance as of end of period	12	10
Other [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	73	69
Additions in respect of business combinations	0
Additions	2	2
Disposals	(3)	0
Translation differences	(1)	2
Balance as of end of period	71	73
Other [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance as of beginning of period	(63)	(57)
Amortization for the year	3	5
Retirements	(3)
Translation differences	(4)	1
Balance as of end of period	$ (59)	$ (63)